UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® High Income
Central Fund 2

May 31, 2008

1.861967.100

HICII-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.2%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.4%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 1,000,000	$ 1,532,400
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	841,000	571,880
Telecommunications - 0.0%
Level 3 Communications, Inc. 6% 3/15/10	180,000	163,350
TOTAL CONVERTIBLE BONDS		2,267,630
Nonconvertible Bonds - 82.7%
Aerospace - 1.5%
Bombardier, Inc.:
6.3% 5/1/14 (d)	960,000	940,800
8% 11/15/14 (d)	4,165,000	4,352,425
Esterline Technologies Corp. 6.625% 3/1/17	1,075,000	1,080,375
TransDigm, Inc. 7.75% 7/15/14	230,000	233,450
		6,607,050
Air Transportation - 0.2%
Continental Airlines, Inc.:
6.903% 4/19/22	130,000	100,750
7.339% 4/19/14	210,000	172,200
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	5,950,000	238,000
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	32,208	29,310
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	450,944	376,538
		916,798
Automotive - 3.2%
Commercial Vehicle Group, Inc. 8% 7/1/13	230,000	195,500
Ford Motor Co. 7.45% 7/16/31	1,000,000	692,500
Ford Motor Credit Co. LLC:
7.1631% 4/15/12 (e)	480,000	465,600
7.8% 6/1/12	450,000	396,000
8% 12/15/16	205,000	172,713
9.875% 8/10/11	2,015,000	1,906,637
12% 5/15/15	365,000	365,913
General Motors Acceptance Corp.:
6.75% 12/1/14	2,550,000	1,950,750
6.875% 9/15/11	2,090,000	1,750,375
6.875% 8/28/12	1,785,000	1,437,798
7% 2/1/12	720,000	587,783
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
8% 11/1/31	$ 300,000	$ 223,500
General Motors Corp.:
8.25% 7/15/23	875,000	599,375
8.375% 7/15/33	605,000	411,400
GMAC LLC 6.625% 5/15/12	540,000	433,350
Tenneco, Inc. 8.625% 11/15/14	2,650,000	2,636,750
The Goodyear Tire & Rubber Co. 8.625% 12/1/11	110,000	116,468
		14,342,412
Broadcasting - 0.9%
Nexstar Broadcasting, Inc. 7% 1/15/14	2,110,000	1,877,900
Paxson Communications Corp. 5.9631% 1/15/12 (d)(e)	1,810,000	1,448,000
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (d)	1,075,000	814,313
		4,140,213
Building Materials - 1.4%
Building Materials Corp. of America 7.75% 8/1/14	820,000	680,600
General Cable Corp.:
5.0725% 4/1/15 (e)	600,000	519,000
7.125% 4/1/17	110,000	105,600
Nortek, Inc.:
8.5% 9/1/14	2,040,000	1,428,000
10% 12/1/13 (d)	3,575,000	3,539,250
		6,272,450
Cable TV - 4.5%
Cablevision Systems Corp. 7.1325% 4/1/09 (e)	1,075,000	1,081,719
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	2,925,000	2,457,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)	4,640,000	4,512,400
8.375% 4/30/14 (d)	115,000	111,981
10.875% 9/15/14 (d)	1,805,000	1,926,838
CSC Holdings, Inc.:
6.75% 4/15/12	200,000	193,000
7.625% 4/1/11	3,898,000	3,898,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	1,255,000	1,189,113
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar Communications Corp.:
7% 10/1/13	$ 500,000	$ 484,375
7.125% 2/1/16	3,300,000	3,151,500
Videotron Ltd. 6.875% 1/15/14	990,000	976,388
		19,982,314
Capital Goods - 0.5%
Baldor Electric Co. 8.625% 2/15/17	285,000	290,700
Esco Corp. 8.625% 12/15/13 (d)	125,000	125,000
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	300,000	298,500
SPX Corp. 7.625% 12/15/14 (d)	1,130,000	1,178,025
		1,892,225
Chemicals - 1.9%
Georgia Gulf Corp.:
9.5% 10/15/14	1,265,000	1,040,463
10.75% 10/15/16	540,000	364,500
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,540,000	3,265,650
NOVA Chemicals Corp. 6.5% 1/15/12	645,000	606,300
Phibro Animal Health Corp. 10% 8/1/13 (d)	370,000	375,550
PolyOne Corp. 8.875% 5/1/12 (d)	2,525,000	2,562,875
Sterling Chemicals, Inc. 10.25% 4/1/15 (d)	240,000	241,800
		8,457,138
Consumer Products - 1.0%
Jarden Corp. 7.5% 5/1/17	3,015,000	2,690,888
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,155,000	1,815,588
		4,506,476
Containers - 1.2%
Berry Plastics Corp. 7.4838% 2/15/15 (d)(e)	2,815,000	2,716,475
Berry Plastics Holding Corp. 8.875% 9/15/14	1,835,000	1,669,850
BWAY Corp. 10% 10/15/10	820,000	826,150
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	105,000	108,938
		5,321,413
Diversified Financial Services - 0.2%
Residential Capital Corp.:
6% 2/22/11	365,000	182,500
8.375% 6/30/10	650,000	347,750
8.5% 4/17/13	365,000	182,500
Residential Capital LLC 5.7575% 5/22/09 (e)	525,000	427,875
		1,140,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 0.6%
Liberty Media Corp. 5.7% 5/15/13	$ 1,740,000	$ 1,592,100
Nielsen Finance LLC/Nielsen Finance Co. 10% 8/1/14 (d)	675,000	695,250
		2,287,350
Electric Utilities - 8.8%
AES Corp.:
8% 10/15/17	2,720,000	2,726,800
8.75% 5/15/13 (d)	983,000	1,022,320
9.375% 9/15/10	1,143,000	1,200,150
9.5% 6/1/09	3,313,000	3,412,390
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	1,255,000	1,320,888
CMS Energy Corp. 8.5% 4/15/11	2,600,000	2,739,750
Dynegy Holdings, Inc. 7.75% 6/1/19	1,500,000	1,449,375
Edison Mission Energy 7.2% 5/15/19	3,605,000	3,532,900
Energy Future Holdings:
10.875% 11/1/17 (d)	1,720,000	1,793,100
11.25% 11/1/17 pay-in-kind (d)	310,000	317,750
Mirant Americas Generation LLC 8.3% 5/1/11	1,490,000	1,538,425
Mirant North America LLC 7.375% 12/31/13	1,420,000	1,427,100
NRG Energy, Inc.:
7.25% 2/1/14	2,720,000	2,652,000
7.375% 2/1/16	2,055,000	2,003,625
NSG Holdings II, LLC 7.75% 12/15/25 (d)	610,000	582,550
Reliant Energy, Inc. 7.875% 6/15/17	5,435,000	5,475,763
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (d)	5,910,000	6,042,961
		39,237,847
Energy - 5.8%
Bristow Group, Inc. 7.5% 9/15/17	510,000	522,750
CCS, Inc. 11% 11/15/15 (d)	725,000	645,250
Chesapeake Energy Corp.:
6.5% 8/15/17	5,035,000	4,783,250
6.625% 1/15/16	25,000	24,313
6.875% 1/15/16	10,000	9,825
7% 8/15/14	25,000	24,875
7.5% 6/15/14	690,000	694,313
7.625% 7/15/13	1,150,000	1,165,813
Complete Production Services, Inc. 8% 12/15/16	505,000	510,050
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (d)	1,105,000	1,157,488
Forest Oil Corp. 7.25% 6/15/19	1,400,000	1,375,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	$ 1,720,000	$ 1,793,100
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	400,000	389,000
9% 6/1/16 (d)	320,000	329,600
Mariner Energy, Inc. 8% 5/15/17	610,000	591,700
OPTI Canada, Inc. 8.25% 12/15/14	3,175,000	3,246,438
PetroHawk Energy Corp. 9.125% 7/15/13	1,710,000	1,778,400
Plains Exploration & Production Co. 7% 3/15/17	2,070,000	1,997,550
Pride International, Inc. 7.375% 7/15/14	480,000	488,400
Range Resources Corp. 7.375% 7/15/13	1,925,000	1,953,875
Southwestern Energy Co. 7.5% 2/1/18 (d)	940,000	951,750
Tesoro Corp. 6.25% 11/1/12	725,000	684,219
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	540,000	550,800
		25,668,259
Environmental - 0.7%
Allied Waste North America, Inc.:
6.875% 6/1/17	200,000	196,250
7.125% 5/15/16	2,780,000	2,752,200
		2,948,450
Food and Drug Retail - 1.0%
Rite Aid Corp.:
7.5% 3/1/17	485,000	441,350
9.5% 6/15/17	2,965,000	2,312,700
Stater Brothers Holdings, Inc. 7.75% 4/15/15	800,000	800,000
SUPERVALU, Inc. 7.5% 11/15/14	830,000	850,750
		4,404,800
Food/Beverage/Tobacco - 2.9%
Constellation Brands, Inc.:
7.25% 5/15/17	4,224,000	4,192,320
8.375% 12/15/14	3,600,000	3,757,500
Dean Foods Co.:
6.9% 10/15/17	550,000	506,000
7% 6/1/16	2,750,000	2,564,375
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,655,000	1,530,875
Smithfield Foods, Inc. 7.75% 7/1/17	380,000	373,350
		12,924,420
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - 3.2%
FireKeepers Development Authority 13.875% 5/1/15 (d)	$ 350,000	$ 350,000
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (d)	300,000	215,250
Harrah's Operating Co., Inc. 10.75% 2/1/16 (d)	1,000,000	867,500
MGM Mirage, Inc.:
5.875% 2/27/14	6,655,000	5,656,750
7.5% 6/1/16	540,000	475,200
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	870,000	735,150
7.125% 8/15/14	320,000	277,600
Penn National Gaming, Inc. 6.875% 12/1/11	1,400,000	1,421,882
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (d)	220,000	192,500
Station Casinos, Inc.:
6% 4/1/12	1,550,000	1,302,000
7.75% 8/15/16	2,540,000	2,114,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	700,000	673,750
		14,282,132
Healthcare - 9.2%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460,000	489,900
Bausch & Lomb, Inc. 9.875% 11/1/15 (d)	1,790,000	1,866,075
Carriage Services, Inc. 7.875% 1/15/15	680,000	666,400
Community Health Systems, Inc. 8.875% 7/15/15	5,180,000	5,335,400
DaVita, Inc.:
6.625% 3/15/13	1,760,000	1,707,200
7.25% 3/15/15	1,685,000	1,634,450
HCA, Inc.:
6.5% 2/15/16	1,285,000	1,111,525
9.125% 11/15/14	770,000	802,725
9.25% 11/15/16	4,755,000	5,004,638
9.625% 11/15/16 pay-in-kind	1,200,000	1,263,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,705,000	1,747,625
LVB Acquisition Merger Sub, Inc. 10% 10/15/17 (d)	805,000	863,363
Senior Housing Properties Trust 7.875% 4/15/15	278,000	279,390
Service Corp. International:
6.75% 4/1/15	540,000	523,800
7.375% 10/1/14	500,000	502,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Service Corp. International: - continued
7.5% 4/1/27	$ 540,000	$ 467,100
Skilled Healthcare Group, Inc. 11% 1/15/14	235,000	249,688
Tenet Healthcare Corp.:
9.25% 2/1/15	530,000	519,400
9.875% 7/1/14	4,175,000	4,175,000
U.S. Oncology, Inc. 9% 8/15/12	965,000	967,413
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind	780,000	746,850
Universal Hospital Services, Inc.:
8.2875% 6/1/15 (e)	320,000	304,000
8.5% 6/1/15 pay-in-kind	270,000	272,700
Ventas Realty LP:
6.5% 6/1/16	3,870,000	3,768,413
6.75% 4/1/17	410,000	404,875
VWR Funding, Inc. 10.25% 7/15/15	5,640,000	5,358,000
		41,031,430
Homebuilding/Real Estate - 1.6%
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	710,000	486,350
11.5% 5/1/13 (d)	70,000	72,366
Realogy Corp. 10.5% 4/15/14	3,930,000	2,927,850
Rouse Co.:
5.375% 11/26/13	410,000	341,300
7.2% 9/15/12	640,000	592,166
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	3,155,000	2,855,275
		7,275,307
Hotels - 0.6%
Host Hotels & Resorts LP 6.875% 11/1/14	1,650,000	1,608,750
Host Marriott LP 7.125% 11/1/13	1,000,000	993,750
		2,602,500
Insurance - 0.1%
USI Holdings Corp.:
6.5506% 11/15/14 (d)(e)	330,000	267,300
9.75% 5/15/15 (d)	130,000	104,650
		371,950
Leisure - 0.1%
Six Flags, Inc. 9.625% 6/1/14	895,000	554,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 2.1%
FMG Finance Property Ltd.:
10% 9/1/13 (d)	$ 450,000	$ 498,375
10.625% 9/1/16 (d)	2,260,000	2,644,200
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530,000	532,650
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (e)	530,000	530,000
8.25% 4/1/15	560,000	592,200
Massey Energy Co. 6.875% 12/15/13	2,000,000	1,965,000
Novelis, Inc. 7.25% 2/15/15	1,015,000	949,025
Peabody Energy Corp. 7.375% 11/1/16	1,790,000	1,839,225
		9,550,675
Paper - 3.0%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (d)	1,000,000	1,060,000
Domtar Corp. 7.875% 10/15/11	2,600,000	2,645,500
Georgia-Pacific Corp.:
7% 1/15/15 (d)	1,360,000	1,343,000
7.125% 1/15/17 (d)	1,370,000	1,346,025
8.125% 5/15/11	1,120,000	1,139,600
9.5% 12/1/11	1,716,000	1,818,960
Graphic Packaging International, Inc. 8.5% 8/15/11	1,405,000	1,419,050
NewPage Corp. 10% 5/1/12 (d)	1,745,000	1,854,063
Rock-Tenn Co. 9.25% 3/15/16 (d)	265,000	282,225
Verso Paper Holdings LLC/Verso Paper, Inc. 11.375% 8/1/16	355,000	359,438
		13,267,861
Publishing/Printing - 3.6%
Cadmus Communications Corp. 8.375% 6/15/14	315,000	267,750
Cenveo Corp. 7.875% 12/1/13	3,665,000	3,179,388
Deluxe Corp. 7.375% 6/1/15	1,075,000	972,875
R.H. Donnelley Corp. 8.875% 10/15/17 (d)	860,000	574,050
The Reader's Digest Association, Inc. 9% 2/15/17 (d)	2,030,000	1,624,000
TL Acquisitions, Inc.:
0% 7/15/15 (c)(d)	800,000	616,000
10.5% 1/15/15 (d)	5,595,000	5,091,450
Valassis Communications, Inc. 8.25% 3/1/15	4,210,000	3,936,350
		16,261,863
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	565,000	569,238
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - 0.6%
Carrols Corp. 9% 1/15/13	$ 920,000	$ 846,400
Landry's Restaurants, Inc. 9.5% 12/15/14	775,000	765,313
OSI Restaurant Partners, Inc. 10% 6/15/15 (d)	1,220,000	860,100
		2,471,813
Services - 3.6%
ARAMARK Corp.:
6.3728% 2/1/15 (e)	1,285,000	1,233,600
8.5% 2/1/15	2,680,000	2,740,300
Ashtead Capital, Inc. 9% 8/15/16 (d)	315,000	274,050
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.1756% 5/15/14 (e)	1,540,000	1,316,700
7.625% 5/15/14	1,025,000	915,540
7.75% 5/15/16	1,930,000	1,664,625
Corrections Corp. of America 6.25% 3/15/13	1,170,000	1,149,525
Hertz Corp. 8.875% 1/1/14	4,375,000	4,353,125
Iron Mountain, Inc.:
6.625% 1/1/16	155,000	149,575
8.625% 4/1/13	190,000	192,850
Penhall International Corp. 12% 8/1/14 (d)	190,000	142,500
United Rentals North America, Inc.:
7% 2/15/14	990,000	821,700
7.75% 11/15/13	1,275,000	1,096,500
		16,050,590
Shipping - 1.6%
Britannia Bulk PLC 11% 12/1/11	160,000	174,400
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	2,045,000	1,942,750
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,670,000	1,711,750
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,367,750
Teekay Corp. 8.875% 7/15/11	1,110,000	1,171,050
		7,367,700
Specialty Retailing - 2.9%
Asbury Automotive Group, Inc. 7.625% 3/15/17	2,271,000	1,907,640
Dollar General Corp. 10.625% 7/15/15	1,300,000	1,267,500
Michaels Stores, Inc. 10% 11/1/14	4,100,000	3,761,750
Sally Holdings LLC:
9.25% 11/15/14	4,960,000	4,910,400
10.5% 11/15/16	360,000	351,000
United Auto Group, Inc. 7.75% 12/15/16	1,160,000	1,070,100
		13,268,390
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 0.4%
California Steel Industries, Inc. 6.125% 3/15/14	$ 550,000	$ 473,000
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	300,000	313,500
PNA Group, Inc. 10.75% 9/1/16	330,000	318,450
Steel Dynamics, Inc. 7.375% 11/1/12 (d)	870,000	878,700
		1,983,650
Super Retail - 1.8%
Asbury Automotive Group, Inc. 8% 3/15/14	3,410,000	3,094,575
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	920,000	933,800
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	1,000,000	1,055,000
Sonic Automotive, Inc. 8.625% 8/15/13	1,800,000	1,750,500
Toys 'R' US, Inc. 7.875% 4/15/13	1,280,000	1,081,600
		7,915,475
Technology - 6.4%
Amkor Technology, Inc. 9.25% 6/1/16	450,000	447,750
Avago Technologies Finance Ltd. 10.125% 12/1/13	1,000,000	1,075,000
First Data Corp. 9.875% 9/24/15 (d)	935,000	843,838
Freescale Semiconductor, Inc.:
6.675% 12/15/14 (e)	1,075,000	908,375
8.875% 12/15/14	2,930,000	2,585,725
9.125% 12/15/14 pay-in-kind	2,650,000	2,272,375
IKON Office Solutions, Inc. 7.75% 9/15/15	1,460,000	1,481,900
Jabil Circuit, Inc. 8.25% 3/15/18 (d)	2,760,000	2,718,600
Lucent Technologies, Inc.:
6.45% 3/15/29	1,470,000	1,106,175
6.5% 1/15/28	555,000	417,638
Nortel Networks Corp.:
6.9631% 7/15/11 (e)	1,405,000	1,320,700
10.125% 7/15/13	460,000	449,650
10.75% 7/15/16	3,280,000	3,239,000
NXP BV:
5.4631% 10/15/13 (e)	1,705,000	1,560,075
7.875% 10/15/14	800,000	782,000
Serena Software, Inc. 10.375% 3/15/16	355,000	324,825
SunGard Data Systems, Inc. 9.125% 8/15/13	4,030,000	4,160,975
Xerox Capital Trust I 8% 2/1/27	3,325,000	3,258,500
		28,953,101
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - 5.2%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	$ 1,225,000	$ 1,274,000
Cricket Communications, Inc. 9.375% 11/1/14	410,000	395,650
Digicel Group Ltd.:
8.875% 1/15/15 (d)	785,000	733,975
9.125% 1/15/15 pay-in-kind (d)	4,429,000	4,130,043
Intelsat Ltd.:
9.25% 6/15/16	2,210,000	2,243,150
11.25% 6/15/16	1,085,000	1,109,413
Level 3 Financing, Inc.:
6.7044% 2/15/15 (e)	540,000	446,850
8.75% 2/15/17	1,540,000	1,362,900
9.25% 11/1/14	1,005,000	929,625
MetroPCS Wireless, Inc. 9.25% 11/1/14	765,000	735,356
Nextel Communications, Inc. 7.375% 8/1/15	1,205,000	970,025
Qwest Capital Funding, Inc. 7% 8/3/09	1,340,000	1,340,000
Qwest Corp.:
6.05% 6/15/13 (e)	2,060,000	1,987,900
8.875% 3/15/12	890,000	932,275
Sprint Capital Corp. 6.9% 5/1/19	2,320,000	1,972,000
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	375,000	403,125
Windstream Corp.:
7% 3/15/19	910,000	862,225
8.125% 8/1/13	365,000	373,213
8.625% 8/1/16	765,000	791,775
		22,993,500
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 8.2038% 12/15/14 (d)(e)	1,395,000	1,321,763
TOTAL NONCONVERTIBLE BONDS		369,144,078
TOTAL CORPORATE BONDS (Cost $374,039,150)		371,411,708
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.996% 8/1/24 (d)(e) (Cost $164,751)	179,606	138,296
Common Stocks - 0.0%
	Shares	Value
Air Transportation - 0.0%
Delta Air Lines, Inc. (a) (Cost $526,854)	26,230	$ 161,315
Nonconvertible Preferred Stocks - 0.5%

Banks and Thrifts - 0.5%
Fannie Mae Series T, 8.25% (Cost $2,145,000)	85,800	2,145,000
Floating Rate Loans (f) - 11.0%
	Principal Amount
Aerospace - 0.4%
Sequa Corp. term loan 5.8731% 12/3/14 (e)	$ 1,918,963	1,847,001
Broadcasting - 0.9%
Univision Communications, Inc. Tranche 1LN, term loan 5.1181% 9/29/14 (e)	4,560,000	3,858,900
Cable TV - 1.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.9% 3/6/14 (e)	4,658,875	4,146,399
CSC Holdings, Inc. Tranche B, term loan 4.34% 3/31/13 (e)	1,989,861	1,890,368
		6,036,767
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (e)	520,000	495,300
Chemicals - 0.5%
Georgia Gulf Corp. term loan 5.2496% 10/3/13 (e)	1,159,132	1,118,562
MacDermid, Inc. Tranche B, term loan 4.6963% 4/12/14 (e)	395,174	356,645
Solutia, Inc. term loan 15.5% 2/28/09 (e)	595,000	581,613
		2,056,820
Electric Utilities - 2.3%
Calpine Corp. Tranche D, term loan 5.575% 3/29/14 (e)	5,789,775	5,587,133
Floating Rate Loans (f) - continued
	Principal Amount	Value
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.3007% 10/10/14 (e)	$ 857,845	$ 804,229
Tranche B2, term loan 6.2556% 10/10/14 (e)	4,144,449	3,895,782
		10,287,144
Energy - 0.3%
CSS, Inc. Tranche B term loan 5.6963% 11/14/14 (e)	1,440,000	1,281,600
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 4.2268% 6/4/14 (e)	1,000,000	943,750
Healthcare - 1.3%
Bausch & Lomb, Inc. term loan:
5.9463% 4/26/15 (e)(g)	91,000	89,180
5.9463% 4/26/15 (e)	363,090	355,828
Community Health Systems, Inc.:
term loan 4.8347% 7/25/14 (e)	907,024	852,602
Tranche DD, term loan 7/25/14 (g)	46,404	43,619
DaVita, Inc. Tranche B1, term loan 4.0324% 10/5/12 (e)	280,000	268,800
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (e)	4,253,603	4,003,704
		5,613,733
Publishing/Printing - 0.2%
Thomson Learning, Inc. term loan 4.9164% 7/5/14 (e)	995,000	900,475
Services - 0.9%
ARAMARK Corp.:
Credit-Linked Deposit 4.7213% 1/26/14 (e)	58,426	54,920
term loan 4.5713% 1/26/14 (e)	919,664	864,484
RSC Equipment Rental Tranche 2LN, term loan 6.23% 11/30/13 (e)	3,110,000	2,690,150
ServiceMaster Co.:
term loan 5.5486% 7/24/14 (e)	623,984	524,147
Tranche DD, term loan 5.2954% 7/24/14 (e)	61,983	52,066
5.31% 7/24/14 (e)	39,032	32,787
		4,218,554
Specialty Retailing - 0.5%
Michaels Stores, Inc. term loan 5.0417% 10/31/13 (e)	2,414,038	2,088,143
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 5.6494% 7/6/14 (e)	1,090,000	1,008,250
Neiman Marcus Group, Inc. term loan 4.7581% 4/6/13 (e)	450,000	429,750
Toys 'R' US, Inc. term loan 5.8275% 12/9/08 (e)	1,730,000	1,665,125
		3,103,125
Floating Rate Loans (f) - continued
	Principal Amount	Value
Technology - 0.6%
First Data Corp. Tranche B1, term loan 5.1684% 9/24/14 (e)	$ 1,173,377	$ 1,091,240
Flextronics International Ltd. Tranche B-B, term loan 4.9475% 10/1/12 (e)	1,134,300	1,060,570
Freescale Semiconductor, Inc. term loan 4.5775% 12/1/13 (e)	660,000	597,300
		2,749,110
Telecommunications - 0.8%
Intelsat Bermuda Ltd. term loan:
9.5% 6/15/16	1,620,000	1,473,390
11.5% 6/15/16	700,000	644,000
Intelsat Subsidiary Holding Co. Ltd. term loan 8.875% 1/15/15	1,345,000	1,318,100
Level 3 Communications, Inc. term loan 4.9143% 3/13/14 (e)	100,000	91,750
MetroPCS Wireless, Inc. Tranche B, term loan 5.0793% 11/3/13 (e)	119,093	113,585
		3,640,825
TOTAL FLOATING RATE LOANS (Cost $49,519,832)		49,121,247
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 2.44% (b) (Cost $16,224,783)	16,224,783	16,224,783
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $442,620,370)		439,202,349
NET OTHER ASSETS - 1.7%		7,507,325
NET ASSETS - 100%		$ 446,709,674
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,919,396 or 17.7% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $91,904 and $88,209, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 120,962
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $441,285,839. Net unrealized depreciation aggregated $2,083,490, of which $10,652,073 related to appreciated investment securities and $12,735,563 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Specialized High Income
Central Fund

May 31, 2008

1.834744.102

SHI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.3%
	Principal Amount	Value
Convertible Bonds - 0.5%
Technology - 0.5%
Lucent Technologies, Inc. 2.875% 6/15/25	$ 2,586,000	$ 2,171,050
Nonconvertible Bonds - 88.8%
Aerospace - 2.8%
Bombardier, Inc.:
6.3% 5/1/14 (b)	3,890,000	3,812,200
7.45% 5/1/34 (b)	2,890,000	2,803,300
8% 11/15/14 (b)	4,685,000	4,895,825
		11,511,325
Air Transportation - 3.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	3,265,000	2,938,500
6.977% 11/23/22	883,944	707,155
7.324% 4/15/11	365,000	337,625
8.608% 10/1/12	1,120,000	1,044,400
Continental Airlines, Inc.:
6.903% 4/19/22	795,000	616,125
7.875% 7/2/18	1,791,812	1,370,736
9.558% 9/1/19	246,675	201,040
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	267,347	243,286
7.73% 9/15/12	47,010	41,604
8.388% 5/1/22	88,984	77,194
9.798% 4/1/21	1,667,727	1,484,277
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,539,915	2,247,824
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,035,000	859,050
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	1,410,295	1,107,082
		13,275,898
Cable TV - 5.7%
CSC Holdings, Inc.:
6.75% 4/15/12	1,935,000	1,867,275
8.5% 6/15/15 (b)	1,390,000	1,390,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	3,180,000	3,013,050
7.625% 5/15/16 (b)	1,945,000	1,940,138
8.375% 3/15/13	2,000,000	2,060,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar Communications Corp.:
6.375% 10/1/11	$ 3,970,000	$ 3,915,413
6.625% 10/1/14	1,265,000	1,192,263
7% 10/1/13	5,310,000	5,144,063
7.75% 5/31/15 (b)	1,395,000	1,388,025
Videotron Ltd. 9.125% 4/15/18 (b)	1,960,000	2,097,200
		24,007,427
Capital Goods - 3.8%
Leucadia National Corp.:
7% 8/15/13	3,525,000	3,489,750
7.125% 3/15/17	6,035,000	5,853,950
SPX Corp. 7.625% 12/15/14 (b)	2,065,000	2,152,763
Terex Corp. 8% 11/15/17	4,520,000	4,599,100
		16,095,563
Chemicals - 1.8%
Chemtura Corp. 6.875% 6/1/16	540,000	480,600
NOVA Chemicals Corp.:
5.9525% 11/15/13 (c)	2,580,000	2,225,250
6.5% 1/15/12	5,145,000	4,836,300
		7,542,150
Containers - 0.9%
Greif, Inc. 6.75% 2/1/17	3,860,000	3,831,050
Diversified Media - 0.6%
Liberty Media Corp.:
8.25% 2/1/30	1,440,000	1,294,070
8.5% 7/15/29	1,390,000	1,252,825
		2,546,895
Electric Utilities - 4.7%
AES Corp. 7.75% 3/1/14	2,585,000	2,572,075
Aquila, Inc. 14.875% 7/1/12	95,000	113,050
Edison Mission Energy:
7.2% 5/15/19	3,345,000	3,278,100
7.625% 5/15/27	1,620,000	1,522,800
Intergen NV 9% 6/30/17 (b)	4,410,000	4,630,500
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	3,035,000	3,080,525
NSG Holdings II, LLC 7.75% 12/15/25 (b)	4,385,000	4,187,675
Tenaska Alabama Partners LP 7% 6/30/21 (b)	247,122	233,530
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Utilicorp United, Inc. 9.95% 2/1/11 (c)	$ 30,000	$ 31,650
		19,649,905
Energy - 10.2%
Chesapeake Energy Corp.:
6.5% 8/15/17	2,910,000	2,764,500
6.625% 1/15/16	1,090,000	1,060,025
6.875% 1/15/16	2,190,000	2,151,675
7.5% 6/15/14	1,495,000	1,504,344
7.625% 7/15/13	710,000	719,763
7.75% 1/15/15	845,000	875,631
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	850,000	862,750
7.75% 5/15/17	1,885,000	1,917,988
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (b)	890,000	932,275
El Paso Performance-Linked Trust 7.75% 7/15/11 (b)	1,940,000	1,978,800
Newfield Exploration Co. 7.125% 5/15/18	1,050,000	1,034,250
OPTI Canada, Inc.:
7.875% 12/15/14	2,960,000	2,997,000
8.25% 12/15/14	1,790,000	1,830,275
Pan American Energy LLC 7.75% 2/9/12 (b)	7,320,000	7,356,600
Pioneer Natural Resources Co. 6.65% 3/15/17	2,985,000	2,865,600
Plains Exploration & Production Co. 7% 3/15/17	4,465,000	4,308,725
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	855,000	825,075
7.25% 5/1/18	535,000	541,688
7.375% 7/15/13	1,000,000	1,015,000
7.5% 5/15/16	875,000	881,563
Tesoro Corp. 6.5% 6/1/17	4,785,000	4,246,688
		42,670,215
Environmental - 1.3%
Allied Waste North America, Inc.:
6.875% 6/1/17	4,520,000	4,435,250
7.125% 5/15/16	300,000	297,000
Browning-Ferris Industries, Inc. 7.4% 9/15/35	815,000	749,800
		5,482,050
Food and Drug Retail - 0.3%
Rite Aid Corp. 7.5% 3/1/17	1,145,000	1,041,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 2.7%
Constellation Brands, Inc.:
7.25% 9/1/16	$ 1,960,000	$ 1,950,200
7.25% 5/15/17	2,075,000	2,059,438
8.375% 12/15/14	1,245,000	1,299,469
Smithfield Foods, Inc. 7.75% 7/1/17	6,110,000	6,003,075
		11,312,182
Gaming - 10.1%
Chukchansi Economic Development Authority:
6.3275% 11/15/12 (b)(c)	150,000	126,750
8% 11/15/13 (b)	720,000	633,600
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (b)	2,290,000	2,061,000
MGM Mirage, Inc.:
5.875% 2/27/14	2,240,000	1,904,000
6.625% 7/15/15	1,325,000	1,136,188
6.75% 9/1/12	4,385,000	4,045,163
6.75% 4/1/13	145,000	131,225
6.875% 4/1/16	3,540,000	3,035,550
7.625% 1/15/17	5,420,000	4,796,700
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,500,000	1,376,250
6.375% 7/15/09	4,380,000	4,358,100
7.125% 8/15/14	6,517,000	5,653,498
Scientific Games Corp. 6.25% 12/15/12	1,880,000	1,767,200
Seminole Hard Rock Entertainment, Inc. 5.3% 3/15/14 (b)(c)	1,085,000	908,688
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,370,250
7.25% 5/1/12	4,585,000	4,332,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,845,000	1,775,813
6.625% 12/1/14	3,180,000	3,052,800
		42,465,600
Healthcare - 5.4%
FMC Finance III SA 6.875% 7/15/17	2,520,000	2,513,700
HCA, Inc.:
9.125% 11/15/14	2,685,000	2,799,113
9.25% 11/15/16	4,500,000	4,736,250
9.625% 11/15/16 pay-in-kind	5,190,000	5,462,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.:
7% 4/1/14	$ 3,290,000	$ 3,191,300
7% 1/15/16	820,000	787,200
Ventas Realty LP:
6.5% 6/1/16	585,000	569,644
6.625% 10/15/14	1,445,000	1,426,938
6.75% 4/1/17	1,005,000	992,438
		22,479,058
Homebuilding/Real Estate - 3.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	9,075,000	8,303,612
8.125% 6/1/12	2,010,000	1,949,700
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (b)	65,000	67,197
KB Home:
6.25% 6/15/15	1,340,000	1,189,250
6.375% 8/15/11	1,130,000	1,081,975
7.75% 2/1/10	340,000	334,900
		12,926,634
Hotels - 2.0%
Host Hotels & Resorts LP 6.875% 11/1/14	345,000	336,375
Host Marriott LP 7.125% 11/1/13	8,150,000	8,099,063
		8,435,438
Leisure - 2.9%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	850,000	731,000
yankee:
7% 6/15/13	5,300,000	4,895,875
7.25% 6/15/16	4,855,000	4,369,500
7.5% 10/15/27	2,610,000	2,166,300
		12,162,675
Metals/Mining - 6.0%
Arch Western Finance LLC 6.75% 7/1/13	3,840,000	3,830,400
Drummond Co., Inc. 7.375% 2/15/16 (b)	5,110,000	4,650,100
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (c)	3,800,000	3,800,000
8.25% 4/1/15	2,415,000	2,553,863
8.375% 4/1/17	3,760,000	4,051,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp. 7.375% 11/1/16	$ 3,410,000	$ 3,503,775
Vedanta Resources PLC 6.625% 2/22/10 (b)	2,595,000	2,595,000
		24,984,538
Paper - 1.2%
Georgia-Pacific Corp. 7% 1/15/15 (b)	4,945,000	4,883,188
Publishing/Printing - 0.1%
Scholastic Corp. 5% 4/15/13	585,000	488,475
Railroad - 0.3%
Kansas City Southern Railway Co. 8% 6/1/15	1,390,000	1,400,425
Services - 4.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.1756% 5/15/14 (c)	1,765,000	1,509,075
7.625% 5/15/14	1,740,000	1,554,185
7.75% 5/15/16	4,970,000	4,286,625
FTI Consulting, Inc.:
7.625% 6/15/13	4,370,000	4,501,100
7.75% 10/1/16	2,490,000	2,583,375
Hertz Corp. 8.875% 1/1/14	4,340,000	4,318,300
		18,752,660
Shipping - 0.3%
Teekay Corp. 8.875% 7/15/11	1,090,000	1,149,950
Steels - 2.8%
Evraz Group SA:
8.875% 4/24/13 (b)	3,255,000	3,316,194
9.5% 4/24/18 (b)	380,000	388,094
Steel Dynamics, Inc.:
6.75% 4/1/15	6,795,000	6,659,100
7.375% 11/1/12 (b)	670,000	676,700
7.75% 4/15/16 (b)	660,000	666,600
		11,706,688
Technology - 7.3%
Avago Technologies Finance Ltd. 10.125% 12/1/13	375,000	403,125
Flextronics International Ltd.:
6.25% 11/15/14	3,585,000	3,423,675
6.5% 5/15/13	2,360,000	2,318,700
IKON Office Solutions, Inc. 7.6975% 1/1/12 (b)(c)	526,000	526,000
Jabil Circuit, Inc. 8.25% 3/15/18 (b)	3,870,000	3,811,950
Lucent Technologies, Inc.:
6.45% 3/15/29	3,855,000	2,900,888
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28	$ 10,000	$ 7,525
NXP BV 5.4631% 10/15/13 (c)	5,265,000	4,817,475
Seagate Technology HDD Holdings 6.8% 10/1/16	4,550,000	4,322,500
Xerox Capital Trust I 8% 2/1/27	8,275,000	8,109,500
		30,641,338
Telecommunications - 4.8%
Mobile Telesystems Finance SA 8% 1/28/12 (b)	3,130,000	3,227,969
Nextel Communications, Inc.:
6.875% 10/31/13	2,775,000	2,247,750
7.375% 8/1/15	840,000	676,200
Qwest Corp.:
6.05% 6/15/13 (c)	1,000,000	965,000
6.5% 6/1/17	360,000	334,134
7.5% 10/1/14	1,480,000	1,472,600
7.625% 6/15/15	2,485,000	2,472,575
Sprint Nextel Corp. 6% 12/1/16	340,000	280,500
U.S. West Communications:
6.875% 9/15/33	1,155,000	987,525
7.5% 6/15/23	875,000	796,250
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)	1,545,000	1,574,046
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)	4,970,000	5,119,100
		20,153,649
TOTAL NONCONVERTIBLE BONDS		371,596,926
TOTAL CORPORATE BONDS (Cost $381,284,273)		373,767,976
Floating Rate Loans - 4.8%

Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 4.492% 12/27/14 (c)	839,817	718,044
Tranche C, term loan 4.4811% 12/27/15 (c)	650,183	554,281
General Motors Corp. term loan 5.0588% 11/29/13 (c)	615,000	547,350
		1,819,675
Floating Rate Loans - continued
	Principal Amount	Value
Broadcasting - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.1181% 9/29/14 (c)	$ 1,105,000	$ 935,106
Cable TV - 0.5%
CSC Holdings, Inc. Tranche B, term loan 4.34% 3/31/13 (c)	1,421,551	1,350,473
Insight Midwest Holdings LLC Tranche B, term loan 4.69% 4/6/14 (c)	776,250	741,319
		2,091,792
Electric Utilities - 1.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.6963% 3/30/12 (c)	104,420	93,456
term loan 5.6963% 3/30/14 (c)	770,042	689,188
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.2623% 10/10/14 (c)	3,608,446	3,387,429
		4,170,073
Entertainment/Film - 0.3%
Zuffa LLC term loan 4.5% 6/19/15 (c)	1,827,299	1,416,157
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 4.8347% 7/25/14 (c)	1,732,416	1,628,471
Tranche DD, term loan 7/25/14 (c)(d)	88,631	83,313
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (c)	638,384	600,879
PTS Acquisition Corp. term loan 4.9463% 4/10/14 (c)	1,287,286	1,142,467
		3,455,130
Paper - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 4.685% 12/23/12 (c)	857,806	809,555
Restaurants - 0.1%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (c)	42,435	36,865
term loan 5% 6/14/14 (c)	533,291	463,297
		500,162
Services - 0.3%
ARAMARK Corp.:
Credit-Linked Deposit 4.7213% 1/26/14 (c)	69,890	65,696
term loan 4.5713% 1/26/14 (c)	1,100,110	1,034,104
		1,099,800
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 0.6%
Kronos, Inc. Tranche 1LN, term loan 4.9463% 6/11/14 (c)	$ 2,572,751	$ 2,373,363
Telecommunications - 0.3%
Intelsat Ltd. Tranche B, term loan 5.1838% 7/3/13 (c)	1,081,763	1,043,902
Textiles & Apparel - 0.1%
Hanesbrands, Inc.:
term loan 6.6569% 3/5/14 (c)	95,000	94,050
Tranche B 1LN, term loan 4.5622% 9/5/13 (c)	355,000	344,350
		438,400
TOTAL FLOATING RATE LOANS (Cost $20,379,642)		20,153,115
Interfund Loans - 1.9%

With Fidelity Advisor Utilities Fund, at 2.38% due 6/2/08 (a) (Cost $7,934,000)	7,934,000	7,934,000
Cash Equivalents - 2.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.15%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $10,017,000)	$ 10,018,798	10,017,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $419,614,915)		411,872,091
NET OTHER ASSETS - 1.6%		6,708,458
NET ASSETS - 100%		$ 418,580,549
Legend
(a) Loan is with an affiliated fund.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,111,532 or 18.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $88,631 and $83,313, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,017,000 due 6/02/08 at 2.15%
BNP Paribas Securities Corp.	$ 2,179,942
Banc of America Securities LLC	651,329
Barclays Capital, Inc.	13,027
Deutsche Bank Securities, Inc.	2,344,782
Dresdner Kleinwort Securities LLC	3,191,510
Merrill Lynch Government Securities, Inc.	1,636,410
$ 10,017,000
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $419,081,726. Net unrealized depreciation aggregated $7,209,635, of which $4,171,476 related to appreciated investment securities and $11,381,111 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for net asset value (NAV) calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008